Stock-Based Compensation - Additional Information (Detail)		12 Months Ended
	Apr. 01, 2017 shares	Dec. 31, 2017 CAD ($) plan $ / shares shares	Dec. 31, 2016 CAD ($) $ / shares shares	Dec. 31, 2015 CAD ($) shares	Sep. 01, 2015	Apr. 01, 2015
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of plans | plan		2
Weighted-average price, granted (in dollars per share) | $ / shares		$ 20.50
Management Employee Share Ownership Plans [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Highest percentage of participant's salary towards purchasing common shares				6.00%
Lowest percentage of participant's salary towards purchasing common shares				1.00%
Employer matching contribution, percent of match				50.00%
Maximum amount contributed by employer				$ 25,000
Society Employee Share Ownership Plans [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Highest percentage of participant's salary towards purchasing common shares				4.00%
Lowest percentage of participant's salary towards purchasing common shares				1.00%
Employer matching contribution, percent of match				25.00%
Employee Share Ownership Plan (ESOP) [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Contribution under the plan		$ 2,000,000	$ 2,000,000
PWU Share Grant Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Highest percentage of participant's salary towards purchasing common shares						2.70%
Shares granted (in shares) | shares	369,266			3,952,212
PWU Share Grant Plan [Member] | Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Requisite service period		35 years
Aggregate number of common shares issuable under the plan (in shares) | shares		3,981,763
Society Share Grant Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Highest percentage of participant's salary towards purchasing common shares					2.00%
Shares granted (in shares) | shares				1,367,158
Society Share Grant Plan [Member] | Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Requisite service period		35 years
Aggregate number of common shares issuable under the plan (in shares) | shares		1,434,686
Share Grant Plans [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Weighted-average price, granted (in dollars per share) | $ / shares		$ 0.00	$ 20.50
Shares granted (in shares) | shares		369,266	0
Fair value of shares granted				$ 111,000,000
Compensation expenses		$ 17,000,000	$ 21,000,000
Directors' Deferred Share Units Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement By Share-based Payment Award, Non-Option Equity Based Instruments, Value Equivalent To Common Shares | shares		1
Directors' Deferred Share Units Plan [Member] | Deferred Share Units [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Compensation expenses		$ 2,000,000
Liability related to outstanding DSUs		$ 4,000,000
Directors' Deferred Share Units Plan [Member] | Hydro One Limited [Member] | Deferred Share Units [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Closing share price of common shares (in dollars per share) | $ / shares		$ 22.40
Directors' Deferred Share Units Plan [Member] | Maximum [Member] | Deferred Share Units [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Compensation expenses			2,000,000
Liability related to outstanding DSUs			2,000,000
Management Deferred Share Units Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement By Share-based Payment Award, Non-Option Equity Based Instruments, Value Equivalent To Common Shares | shares		1
Management Deferred Share Units Plan [Member] | Deferred Share Units [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Compensation expenses		$ 2,000,000	0
Liability related to outstanding DSUs		$ 2,000,000	0
Long Term Incentive Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Aggregate number of common shares issuable under the plan (in shares) | shares		11,900,000
Compensation expenses		$ 6,000,000	3,000,000
Grant date total fair value of awards		$ 13,000,000	$ 12,000,000